Earnings Per Share (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Numerators:
Income attributable to the Company	$ 293,950,000	$ 240,768,000		$ 521,966,000	$ 450,316,000
Denominators:
Weighted average number of ordinary shares outstanding	305,507,271	304,172,400	304,172,400	305,416,228	303,929,089
Potentially dilutive Ordinary shares	258,027.386992844	1,155,218	1,155,218	228,751.70245549	1,052,769
Total weighted average Ordinary shares outstanding assuming dilution	305,765,298.386993	305,327,618	305,327,618	305,644,979.702455	304,981,858
Treasury stock shares retired				6,549,000
Weighted average price treasury shares	$ 57			$ 57